RELATED PARTY TRANSACTION AND BALANCES (Details) - Royalty agreements - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RMS
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 133	¥ 146	¥ 145
Royalty payables due to related parties	31	62
RCC
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	169	273	¥ 199
Royalty payables due to related parties	¥ 25	¥ 59